Convertible promissory notes (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Oct. 31, 2014 D M	Jan. 31, 2014 D M
Convertible Promissory Notes 1		10.00%
Convertible Promissory Notes 2		$ 730,174
Convertible Promissory Notes 3		3,730,174
Convertible Promissory Notes 4		1,465,059
Convertible Promissory Notes 5		972,617
Convertible Promissory Notes 6		60.00%
Convertible Promissory Notes 7		10,000,000
Convertible Promissory Notes 8		30
Convertible Promissory Notes 9		12
Convertible Promissory Notes 10		3,730,174
Convertible Promissory Notes 11		972,617
Convertible Promissory Notes 12		555,000
Convertible Promissory Notes 13		500,000
Convertible Promissory Notes 14		55,000
Convertible Promissory Notes 15		150,000
Convertible Promissory Notes 16		180
Convertible Promissory Notes 17		70.00%
Convertible Promissory Notes 18		20
Convertible Promissory Notes 19		90
Convertible Promissory Notes 20		0.00%
Convertible Promissory Notes 21		90
Convertible Promissory Notes 22		12.00%
Convertible Promissory Notes 23		75,000
Convertible Promissory Notes 24		90
Convertible Promissory Notes 25		180
Convertible Promissory Notes 26		186,480
Convertible Promissory Notes 27		250,000
Convertible Promissory Notes 28		225,000
Convertible Promissory Notes 29		100.00%
Convertible Promissory Notes 30		70.00%
Convertible Promissory Notes 31		5
Convertible Promissory Notes 1	10.00%
Convertible Promissory Notes 2	730,174
Convertible Promissory Notes 3	60.00%
Convertible Promissory Notes 4	10,000,000
Convertible Promissory Notes 5	30
Convertible Promissory Notes 6	12
Convertible Promissory Notes 7	3,730,174
Convertible Promissory Notes 8	1,592,769
Convertible Promissory Notes 9	199
Convertible Promissory Notes 10	5,322,943
Convertible Promissory Notes 11	555,000
Convertible Promissory Notes 12	500,000
Convertible Promissory Notes 13	55,000
Convertible Promissory Notes 14	150,000
Convertible Promissory Notes 15	180
Convertible Promissory Notes 16	70.00%
Convertible Promissory Notes 17	20
Convertible Promissory Notes 18	90
Convertible Promissory Notes 19	0.00%
Convertible Promissory Notes 20	90
Convertible Promissory Notes 21	12.00%
Convertible Promissory Notes 22	150,000
Convertible Promissory Notes 23	90
Convertible Promissory Notes 24	150,000
Convertible Promissory Notes 25	153,082
Convertible Promissory Notes 26	13,900,000
Convertible Promissory Notes 27	33,397
Convertible Promissory Notes 28	150,000
Convertible Promissory Notes 29	4,037,915
Convertible Promissory Notes 30	75,000
Convertible Promissory Notes 31	75,000
Convertible Promissory Notes 32	90
Convertible Promissory Notes 33	56,438
Convertible Promissory Notes 34	6,000,000
Convertible Promissory Notes 35	36,762
Convertible Promissory Notes 36	3,983,507
Convertible Promissory Notes 37	75,000
Convertible Promissory Notes 38	75,000
Convertible Promissory Notes 39	176,490
Convertible Promissory Notes 40	250,000
Convertible Promissory Notes 41	225,000
Convertible Promissory Notes 42	25,000
Convertible Promissory Notes 43	183
Convertible Promissory Notes 44	100.00%
Convertible Promissory Notes 45	70.00%
Convertible Promissory Notes 46	5
Convertible Promissory Notes 47	250,000
Convertible Promissory Notes 48	150,000
Convertible Promissory Notes 49	12.00%
Convertible Promissory Notes 50	180
Convertible Promissory Notes 51	45.00%
Convertible Promissory Notes 52	10
Convertible Promissory Notes 53	105,000
Convertible Promissory Notes 54	10.00%
Convertible Promissory Notes 55	5,000
Convertible Promissory Notes 56	180
Convertible Promissory Notes 57	40.00%
Convertible Promissory Notes 58	325,030
Convertible Promissory Notes 59	23,750
Convertible Promissory Notes 60	45,663
Convertible Promissory Notes 61	$ 34,247